CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of components in cash and cash equivalents

	2025	2024
Short-term bank deposits (i)	10,780.5	16,977.6
Current bank accounts	7,824.3	11,395.4
Cash	33.4	222.7
Cash and cash equivalents	18,638.2	28,595.7

Net cash and cash equivalents	18,638.2	28,595.7

(i)	The balance refers mostly to Bank Deposit Certificates (“CDBs”), with high have liquidity, are readily convertible into known amounts of cash, and are subject to an insignificant risk of changes in value.

Schedule of investment securities

Investment securities	2025	2024

Investments in debt securities (i)	123.3	184.5
Non-current assets	123.3	184.5

Financial assets at fair value through profit or loss	1,667.4	1,170.5
Investments in debt securities (i)	14.3	71.5
Current assets	1,681.7	1,242.0

Total	1,805.0	1,426.5

(i)	The balance refers substantially to financial investments linked to tax incentives that are not immediately convertible into a known amount of cash.